The Dreyfus/Laurel Funds Trust

- Dreyfus High Yield Fund (the "Fund")

Incorporated herein by reference on behalf of the Fund is a Supplement to Summary and Statutory Prospectus, dated May 1, 2014, filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on May 5, 2014 (SEC Accession No. 0000889169-14-000007).